UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21053

BlackRock Virginia Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Virginia Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31, 2007
Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2007
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—152.1%
		District of Columbia—7.3%
		Met. Washington Arpts. Auth., Port, Arpt. & Marina Impvts. RB,
$ 1,500		Ser. A, 5.25%, 10/01/32, FGIC, AMT	10/12 @ 100	$1,558,485
250		Ser. B, 5.00%, 10/01/34, FSA, AMT	10/14 @ 100	257,405
				1,815,890
		Multi-State—6.8%
1,500	[2]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	1,684,305
		Puerto Rico—5.7%
1,350		Children's Trust Fund, Tobacco Settlement Funded RB, 5.375%, 5/15/33	05/12 @ 100	1,411,857
		Virginia—132.3%
1,435		Alexandria Redev. & Hsg. Auth., Local Hsg. RB, 3001 Pk. Ctr. Apts. Proj., Ser. A, 6.375%,
		4/01/34	04/08 @ 103	1,489,042
2,150	[3]	Arlington Cnty. Ind. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Virginia Hosp.
		Ctr. Arlington Hlth. Sys. Proj., 5.25%, 7/01/11	N/A	2,275,216
1,500		Celebrate North Cmnty. Dev. Auth., Wtr. Util. Impvts. SA, Ser. B, 6.75%, 3/01/34	03/14 @ 102	1,598,655
1,000		City of Hampton, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 4/01/20	04/12 @ 101	1,047,710
3,000	[3]	City of Richmond, Natural Gas RB, 5.00%, 1/15/12, FSA	N/A	3,140,790
1,275		Cnty. of Prince William, Pub. Impvt. Lease Approp. RB, 5.00%, 12/01/21	06/12 @ 100	1,319,408
1,500	[4]	Danville Ind. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Danville Regl. Med. Ctr. Proj.,
		5.25%, 10/01/28, AMBAC	ETM	1,652,385
980		Dulles Town Ctr. Cmnty. Dev. Auth., Pub. Impvts. SA, Dulles Town Ctr. Proj., 6.25%,
		3/01/26	03/08 @ 102	1,010,939
1,000		Fairfax Cnty. Econ. Dev. Auth., Local or Gtd. Housing Retirment Facs. RB, Goodwin House,
		Inc. Proj., 5.125%, 10/01/37	10/17 @ 100	1,015,570
1,205		Fairfax Cnty. Wtr. Auth., Wtr. RB, 5.00%, 4/01/27	04/12 @ 100	1,243,512
1,500		Henrico Cnty. Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Bon Secours Hlth. Sys.,
		Inc. Proj., Ser. A, 5.60%, 11/15/30	11/12 @ 100	1,574,565
3,000		Hsg. Dev. Auth., Local Hsg. RB, Ser. H, 5.375%, 7/01/36, MBIA	07/11 @ 100	3,126,330
1,300		Isle Wight Cnty. Indl. Dev. Auth., Mult. Util. Impvts. Misc. RB, Intl. Paper Co. Proj., Ser. A,
		5.70%, 11/01/27, AMT	11/13 @ 100	1,366,534
1,500		Norfolk Arpt. Auth., Port, Arpt. & Marina Impvts. RB, Ser. A, 5.125%, 7/01/31, FGIC	07/11 @ 100	1,543,740
500		Peninsula Ports Auth., Hlth., Hosp. & Nursing Home RB, Baptist Homes Proj., Ser. C, 5.40%,
		12/01/33	12/16 @ 100	515,740
5,000	[3]	Pocahontas Pkwy. Assoc. Toll Rd., Hwy. Tolls RB, Ser. B, Zero Coupon, 8/15/08, ACA	N/A	2,173,050
1,000		Port Auth., Port, Arpt. & Marina Impvts. RB, 4.75%, 7/01/31, FGIC, AMT	07/13 @ 100	1,006,260
		Res. Auth., Wtr. Util. Impvts. Misc. RB,
1,500	[3]	Frederick Cnty. San. Auth. Proj., 5.20%, 10/01/10	N/A	1,563,660
635		Infrastructure Proj., Ser. A, 5.125%, 5/01/27	05/11 @ 101	658,914
1,250		Richmond Met. Auth. Expwy., Hwy. Rev. Tolls RB, 5.25%, 7/15/22, FGIC	No Opt. Call	1,392,787
500		Stafford Cnty. Econ. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Medicorp Hlth.
		Sys. Oblig. Proj., 5.25%, 6/15/37	06/16 @ 100	517,815
		Virginia Coll. Bldg. Auth., Coll. & Univ. RB, Washington & Lee Univ. Proj.,
500		5.25%, 1/01/26, MBIA	No Opt. Call	559,295
1,000		5.25%, 1/01/31, MBIA	No Opt. Call	1,132,750
				32,924,667
		Total Long-Term Investments (cost $35,334,906)		37,836,719
		SHORT-TERM INVESTMENT—0.4%
		Virginia—0.4%
100	[5]	Loudoun Cnty. Indl. Dev. Auth., Misc. RB, Howard Hughes Med. Inst. Proj., Ser. C, 3.93%,
		6/01/07, FRDD (cost $100,000)	N/A	100,000
		Total Investments —152.5% (cost $35,434,9066)		$37,936,719
		Other assets in excess of liabilities —1.9%		480,087
		Preferred shares at redemption value, including dividends payable —(54.4)%		(13,533,299)
		Net Assets Applicable to Common Shareholders —100%		$24,883,507

1

BlackRock Virginia Municipal Bond Trust (BHV) (continued)
(Percentages shown are based on Net Assets)

1	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

2	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2007, the Trust held 6.8% of its net assets, with a current market value of $1,684,305, in securities restricted as to resale.

3	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4	Security is collateralized by Municipal or U.S. Treasury obligations.

5	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of May 31, 2007.

6	Cost for federal income tax purposes is $35,365,774. The net unrealized appreciation on a tax basis is $2,570,945, consisting of $2,591,084 gross unrealized appreciation and $20,139 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
AMT	—	Subject to Alternative Minimum Tax	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	SA	—	Special Assessment
FRDD	—	Floating Rate Daily Demand

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Virginia Municipal Bond Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007